Fair Value Measurements	12 Months Ended
Aug. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
(11)   Fair Value Measurements

The Company measures certain assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.  ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  In addition, it establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels:

Level 1 -	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2 -	Observable inputs other than quoted prices in active markets.
Level 3 -	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2013	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,636	$1,636	$-	$-
Interest rate swaps(1)	1	-	1	-
Investment in AmerisourceBergen(2)	225	225	-	-
Warrants(3)	188	-	188	-
Forward interest rate swaps	-	-	-	-

	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$820	$820	$-	$-
Interest rate swaps(1)	63	-	63	-
Forward interest rate swaps	-	-	-	-

(1) Interest rate swaps are valued using the six-month and one-month LIBOR in arrears rates.  See Note 10 for additional disclosure regarding financial instruments.
(2) The investment in AmerisourceBergen Corporation is valued using the closing stock price of AmerisourceBergen as of August 31, 2013.  See Note 6 for additional disclosures on available-for-sale investments.
(3) Warrants were valued using a Monte Carlo simulation.  Key assumptions used in the valuation include risk-free interest rates using constant maturity treasury rates; the dividend yield for AmerisourceBergen's common stock; AmerisourceBergen's common stock price at valuation date; AmerisourceBergen's equity volatility; the number of shares of AmerisourceBergen's common stock outstanding; the number of AmerisourceBergen employee stock options and the exercise price; and the details specific to the warrants.

Assets measured at fair value on a nonrecurring basis were as follows (in millions):

	August 31, 2013	Level 1	Level 2	Level 3
Assets:
Alliance Boots call option	$839	$-	$-	$839

The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited.
The Company reports its debt instruments under the guidance of ASC Topic 825, Financial Instruments, which requires disclosure of the fair value of the Company's debt in the footnotes to the consolidated financial statements.  See Note 9 for further details.